Financial instruments - fair values and risk management - Financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments - fair values and risk management
ECL balance	$ 16,115	$ 32,883
Level 3
Financial instruments - fair values and risk management
ECL balance	0	0
Financial assets at amortized cost
Financial instruments - fair values and risk management
ECL balance	167,918	186,815
Financial assets at amortized cost | Trade receivables
Financial instruments - fair values and risk management
ECL balance	32,886	45,442
Financial assets at amortized cost | Cash
Financial instruments - fair values and risk management
ECL balance	111,049	71,798
Financial assets at amortized cost | Loans receivable
Financial instruments - fair values and risk management
ECL balance	226	148
Financial assets at amortized cost | Other investments - current
Financial instruments - fair values and risk management
ECL balance	23,757	69,427
Financial assets measured at fair value | Level 1
Financial instruments - fair values and risk management
ECL balance	3,015	3,242
Financial assets measured at fair value | Level 1 | Other investments - current
Financial instruments - fair values and risk management
ECL balance		14,809
Financial assets measured at fair value | Level 1 | Other investments - non-current
Financial instruments - fair values and risk management
ECL balance	$ 13,100	$ 14,832